Equity (Schedule Of Changes In Pension Liability) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Equity Note [Line Items]
Net gain (loss) arising during period, before tax	¥ 165,474	¥ 23,913	¥ (26,465)
Prior service cost arising during period, before tax	76,050	(178)	(173)
Amortization of net actuarial loss (gain)	23,015	32,917	33,883
Amortization of transition obligation	169	168	172
Amortization of prior service cost	(9,527)	(8,464)	(19,601)
Reclassification of prior service cost due to curtailment	(12,894)
Other	556	(187)	(2,278)
Change of pension liability adjustments during the year, before tax	242,843	48,169	(14,462)
Income tax expense related to pension liability adjustments	(79,602)	(12,523)	5,920
Other comprehensive income (loss)	¥ 163,241	¥ 35,646	¥ (8,542)